NAA LARGE GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5%
	Communication Services - 1.8%
944	Netflix, Inc.(a)	$1,131,780

	Communications - 15.1%
10,140	Alphabet, Inc., Class A	2,465,034
4,847	Alphabet, Inc., Class C	1,180,487
163	Booking Holdings, Inc.	880,081
627	Expedia Group, Inc.	134,021
4,480	Meta Platforms, Inc., Class A	3,290,023
1,305	T-Mobile US, Inc.	312,391
10,424	Uber Technologies, Inc.(a)	1,021,239
		9,283,276
	Consumer Discretionary - 10.8%
12,778	Amazon.com, Inc. (a)	2,805,665
351	Axon Enterprise, Inc.(a)	251,892
795	Deckers Outdoor Corporation(a)	80,589
1,171	Hilton Worldwide Holdings, Inc.	303,804
1,888	Las Vegas Sands Corporation	101,556
345	Lululemon Athletica, Inc.(a)	61,386
4,269	O’Reilly Automotive, Inc.(a)	460,241
5,522	Tesla, Inc.(a)	2,455,744
908	Wynn Resorts Ltd.	116,469
		6,637,346
	Consumer Staples - 5.1%
1,789	Colgate-Palmolive Company	143,013
1,184	Costco Wholesale Corporation	1,095,946
3,966	Philip Morris International, Inc.	643,285
12,117	Walmart, Inc.	1,248,778
		3,131,022
	Energy - 0.7%
1,318	Chevron Corporation	204,673
546	First Solar, Inc.(a)	120,409
	1,693ONEOK, Inc.	123,538
		448,620

NAA LARGE GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	Financials - 4.5%
2,692	American Express Company	$894,175
1,786	Arch Capital Group Ltd. (a)	162,044
1,115	Brown & Brown, Inc.	104,576
226	Erie Indemnity Company, Class A	71,904
4,207	JPMorgan Chase & Company	1,327,013
1,062	Marsh & McLennan Companies, Inc.	214,025
		2,773,737
	Health Care - 5.6%
581	DaVita, Inc.(a)	77,197
974	DexCom, Inc.(a)	65,540
1,575	Eli Lilly & Company	1,201,725
476	HCA Healthcare, Inc.	202,872
335	Insulet Corporation(a)	103,425
1,791	Intuitive Surgical, Inc.(a)	800,989
710	ResMed, Inc.	194,348
904	Stryker Corporation	334,182
1,244	Vertex Pharmaceuticals, Inc.(a)	487,200
		3,467,478
	Industrials - 4.7%
1,666	Cintas Corporation	341,963
526	Deere & Company	240,519
3,416	Delta Air Lines, Inc.	193,858
1,912	Howmet Aerospace, Inc.	375,192
155	Lennox International, Inc.	82,051
633	Parker-Hannifin Corporation	479,909
1,407	Rollins, Inc.	82,647
1,076	Trane Technologies PLC	454,029
274	TransDigm Group, Inc.(a)	361,137
319	United Rentals, Inc.	304,537
		2,915,842
	Materials - 0.5%
613	Ecolab, Inc.	167,876
406	Vulcan Materials Company	124,894
		292,770

NAA LARGE GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	Real Estate - 1.4%
1,407	CBRE Group, Inc., Class A(a)	$221,687
539	Extra Space Storage, Inc.	75,967
794	Public Storage	229,347
1,511	Simon Property Group, Inc.	283,569
		810,570
	Technology - 47.4%
949	Adobe, Inc.(a)	334,760
21,820	Apple, Inc.	5,556,027
10,501	Broadcom, Inc.	3,464,385
186	FactSet Research Systems, Inc.	53,287
119	Fair Isaac Corporation(a)	178,087
3,084	Fortinet, Inc.(a)	259,303
784	Garmin Ltd.	193,036
392	Gartner, Inc.(a)	103,045
1,350	Intuit, Inc.	921,929
2,142	Mastercard, Inc., Class A	1,218,391
10,456	Microsoft Corporation	5,415,684
34,967	NVIDIA Corporation	6,524,143
5,446	Oracle Corporation	1,531,633
3,110	Palo Alto Networks, Inc.(a)	633,258
749	Paychex, Inc.	94,943
722	S&P Global, Inc.	351,405
4,421	Salesforce, Inc.	1,047,777
213	Tyler Technologies, Inc.(a)	111,433
3,624	Visa, Inc., Class A	1,237,161
		29,229,687
	Utilities - 0.9%
1,431	Constellation Energy Corporation	470,899
1,092	Public Service Enterprise Group, Inc.	91,138
		562,037

	TOTAL COMMON STOCKS (Cost $49,874,254)	60,684,165

NAA LARGE GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 1.4%
	Equity - 1.4%
871	iShares Russell 1000 Growth ETF	$407,985
3,991	iShares S&P 500 Growth Index ETF	481,794
	TOTAL EXCHANGE-TRADED FUNDS (Cost $797,183)	889,779

	TOTAL INVESTMENTS - 99.9% (Cost $50,671,437)	$61,573,944
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	81,636
	NET ASSETS - 100.0%	$61,655,580

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.